Mineral Properties, Plant and Equipment - Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 2,344,551	$ 2,415,006	$ 2,504,901
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,612,118	5,380,940
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(3,267,567)	(2,965,934)
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,589,298	1,676,276
Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	4,428,986	4,214,814
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(2,839,688)	(2,538,538)
Mining assets [member] | Huaron mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	82,798	82,338
Mining assets [member] | Huaron mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	224,700	218,270
Mining assets [member] | Huaron mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(141,902)	(135,932)
Mining assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	88,284	91,861
Mining assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	277,105	267,705
Mining assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(188,821)	(175,844)
Mining assets [member] | Shahuindo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	457,369	459,788
Mining assets [member] | Shahuindo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	590,096	546,643
Mining assets [member] | Shahuindo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(132,727)	(86,855)
Mining assets [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	103,300	104,088
Mining assets [member] | La Arena mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	208,306	170,401
Mining assets [member] | La Arena mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(105,006)	(66,313)
Mining assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	169,787	143,935
Mining assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	355,471	308,378
Mining assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(185,684)	(164,443)
Mining assets [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	387,132	480,613
Impairment charge	748,900	748,900
Mining assets [member] | Dolores mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,738,040	1,709,105
Mining assets [member] | Dolores mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,350,908)	(1,228,492)
Mining assets [member] | Manantial Espejo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	18,687	28,590
Impairment charge	173,300	173,300
Mining assets [member] | Manantial Espejo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	518,931	513,626
Mining assets [member] | Manantial Espejo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(500,244)	(485,036)
Mining assets [member] | San Vicente mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	40,216	43,382
Mining assets [member] | San Vicente mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	151,045	144,790
Mining assets [member] | San Vicente mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(110,829)	(101,408)
Mining assets [member] | Lakeshore mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	231,585	231,341
Mining assets [member] | Lakeshore mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	335,488	307,243
Mining assets [member] | Lakeshore mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(103,903)	(75,902)
Mining assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	10,140	10,340
Mining assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	29,804	28,653
Mining assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(19,664)	(18,313)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,502	5,504
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	6,373	6,758
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(871)	(1,254)
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	755,253	738,730
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,183,132	1,166,126
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(427,879)	(427,396)
Exploration and evaluation assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	2,981	5,054
Exploration and evaluation assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	2,981	5,054
Exploration and evaluation assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Shahuindo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	3,549	6,079
Exploration and evaluation assets [member] | Shahuindo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	3,549	6,079
Exploration and evaluation assets [member] | Shahuindo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	117,005	117,000
Exploration and evaluation assets [member] | La Arena mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	117,005	117,000
Exploration and evaluation assets [member] | La Arena mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	55,370	21,589
Exploration and evaluation assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	55,370	21,589
Exploration and evaluation assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Lakeshore mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	63,018	71,099
Exploration and evaluation assets [member] | Lakeshore mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	63,018	71,099
Exploration and evaluation assets [member] | Lakeshore mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	20,336	20,539
Exploration and evaluation assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	32,426	32,533
Exploration and evaluation assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(12,090)	(11,994)
Exploration and evaluation assets [member] | Navidad project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	190,476	190,476
Impairment charge	376,100	376,100
Exploration and evaluation assets [member] | Navidad project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	566,577	566,577
Exploration and evaluation assets [member] | Navidad project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(376,101)	(376,101)
Exploration and evaluation assets [member] | Escobal mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	255,548	258,126
Exploration and evaluation assets [member] | Escobal mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	257,390	259,198
Exploration and evaluation assets [member] | Escobal mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,842)	(1,072)
Exploration and evaluation assets [member] | Minefinders project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	41,468	43,264
Exploration and evaluation assets [member] | Minefinders project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	78,443	80,239
Exploration and evaluation assets [member] | Minefinders project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ (36,975)	$ (36,975)